Employee Benefit Plans	12 Months Ended
Aug. 31, 2020
Employee Benefit Plans [Abstract]
Employee Benefit Plans

28. EMPLOYEE BENEFIT PLANS

Defined contribution pension plans

The Company has defined contribution pension plans for its non-union employees and, for the majority of these employees, contributes 5% of eligible earnings to the maximum amount deductible under the Income Tax Act. Effective January 1, 2019, the Company introduced a voluntary pension contribution matching program whereby, in addition to the 5% of Company contributions, employees who make voluntary contributions will receive a 25% match on contributions up to 5% of their eligible earnings. For union employees, the Company contributes amounts up to 9.8% of earnings to the individuals’ registered retirement savings plans. Total pension costs in respect of these plans were $31 (2019 - $31) of which $24 (2019 - $23) was expensed and the remainder capitalized.

Defined benefit pension plans

The Company has two non-registered retirement plans for designated executives and senior executives. The following is a summary of the accrued benefit liabilities recognized in the statement of financial position.

	2020	2019
Non-registered plans
Accrued benefit obligation	513	505
Fair value of plan assets	445	436
Accrued benefit liabilities and deficit	68	69

The plans expose the Company to a number of risks, of which the most significant are as follows:

(i) Volatility in market conditions: The accrued benefit obligations are calculated using discount rates with reference to bond yields closely matching the term of the estimated cash flows while many of the assets are invested in other types of assets. If plan assets underperform these yields, this will result in a deficiency. Changing market conditions in conjunction with discount rate volatility will result in volatility of the accrued benefit liabilities. To mitigate some of the investment risk, the Company has established long-term funding targets where the time horizon and risk tolerance are specified.

(ii) Selection of accounting assumptions: The calculation of the accrued benefit obligations involves projecting future cash flows of the plans over a long time frame. This means that assumptions used can have a material impact on the statements of financial position and comprehensive income because in practice, future experience of the plans may not be in line with the selected assumptions.

Non-registered pension plans

The Company provides a supplemental executive retirement plan (SERP) for certain of its senior executives and retirees. Benefits under this plan are based on the employees’ length of service and their highest three-year average rate of eligible pensionable earnings during their years of service. In 2012, the Company closed the plan to new participants and amended the plan to freeze base salary levels at August 31, 2012 for purposes of determining eligible pensionable earnings. Employees are not required to contribute to this plan.

The Company provides an executive retirement plan (ERP) for certain executives not covered by the SERP. Benefits under this plan are comprised of defined contribution and defined benefit components and are based on the employees’ length of service as well as final average earnings during their years of service. Employees are not required to contribute to this plan.

The table below shows the change in benefit obligation and funding status and the fair value of plan assets.

			2020			2019
	SERP	ERP	Total	SERP	ERP	Total
	$	$	$	$	$	$
Accrued benefit obligation, beginning of year	478	27	505	429	17	446
Current service cost	2	9	11	5	6	11
Interest cost	14	1	15	16	1	17
Payment of benefits to employees	(19)	(2)	(21)	(17)	(1)	(18)
Transfer from DC plan	-	1	1	-	1	1
Remeasurements:
Effect of changes in demographic assumptions	16	-	16	(4)	-	(4)
Effect of changes in financial assumptions	13	1	14	53	3	56
Effect of experience adjustments	(27)	(1)	(28)	(4)	-	(4)
Accrued benefit obligation, end of year	477	36	513	478	27	505
Fair value of plan assets, beginning of year	417	19	436	421	15	436
Employer contributions	-	12	12	-	5	5
Interest income	12	1	13	15	1	16
Transfer from DC plan	-	1	1	-	1	1
Payment of benefits	(19)	(2)	(21)	(17)	(2)	(19)
Return on plan assets, excluding interest income	5	(1)	4	(2)	(1)	(3)
Fair value of plan assets, end of year	415	30	445	417	19	436
Accrued benefit liability and plan deficit, end of year	62	6	68	61	8	69

The weighted average duration of the defined benefit obligation of the SERP and ERP at August 31, 2020 is 15.6 years and 17.9 years, respectively.

The underlying plan assets of the SERP and ERP at August 31, 2020 are invested in the following:

	SERP	ERP
Cash and cash equivalents	201	21
Fixed income securities	73	3
Equity securities – Canadian	41	3
Equity securities – Foreign	100	3
	415	30

All fixed income and equity securities have a quoted price in active market.

The tables below show the significant weighted-average assumptions used to measure the pension obligation and cost for the plans.

	2020	2020	2019	2019
	SERP	ERP	SERP	ERP
Accrued benefit obligation	%	%	%	%
Discount rate	2.70	2.70	2.90	2.90
Rate of compensation increase	3.00(1)	3.00	3.00(1)	3.00

	2020	2020	2019	2019
	SERP	ERP	SERP	ERP
Benefit cost for the year	%	%	%	%
Discount rate	2.90	2.90	3.70	3.70
Rate of compensation increase	3.00(1)	3.00	3.00(1)	3.00
(1) Applies only to incentive compensation component of eligible pensionable earnings.

The calculation of the accrued benefit obligation is sensitive to the assumptions above. A one percentage point decrease in the discount rate would have increased the accrued benefit obligation at August 31, 2020 by $81. A one percentage point increase in the rate of compensation increase would have increased the accrued benefit obligation by $4.

When calculating the sensitivity of the defined benefit obligation to significant actuarial assumptions, the present value of the defined benefit obligation has been calculated using the projected benefit method which is the same method that is applied in calculating the defined benefit liability recognized in the statement of financial position. The sensitivity analysis presented above may not be representative of the actual change in the accrued benefit obligation as it is unlikely that the change in assumptions would occur in isolation of one another as some assumptions may be correlated.

The net pension benefit plan expense, which is included in employee salaries and benefits expense, is comprised of the following components:

			2020			2019
	SERP	ERP	Total	SERP	ERP	Total
Current service cost	2	9	11	5	6	11
Interest cost	14	1	15	16	1	17
Interest income	(12)	(1)	(13)	(15)	(1)	(16)
Pension expense	4	9	13	6	6	12

Other benefit plans

The Company has post-employment benefits plans that provide post-retirement health and life insurance coverage to certain executive level retirees and are funded on a pay-as-you-go basis. The table below shows the change in the accrued post-retirement obligation which is recognized in the statement of financial position.

	2020	2019
Accrued benefit obligation and plan deficit, beginning of year	4	3
Current service cost	-	-
Interest cost	-	-
Payment of benefits to employees	-	-
Remeasurements:
Effect of changes in demographic assumptions	-	1
Accrued benefit obligation and plan deficit, end of year	4	4

The weighted average duration of the benefit obligation at August 31, 2020 is 17.6 years.

The post-retirement benefit plan expense, which is included in employee salaries and benefits expense, is $nil (2019 - $nil) and is comprised of current service and interest cost.

The discount rates used to measure the post-retirement benefit cost for the year and the accrued benefit obligation as at August 31, 2020 were 2.70% and 2.90%, respectively (2019 – 3.70% and 2.90%, respectively). A one percentage point decrease in the discount rate would have increased the accrued benefit obligation at August 31, 2020 by $1.

Employer contributions

The Company’s estimated contributions to the defined benefit plans in fiscal 2021 is $3.